Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 19,328	$ 4,412
Trade accounts receivable	0	642
Prepayments and other	904	628
Inventories	514	848
Assets held for sale (Note 4c, 14 and 19)	24,340	43,271
Non-current portion of derivative financial instruments (Note 14)	0	82
Restricted cash (Note 7)	0	859
Total current assets	45,086	50,742
FIXED ASSETS:
Advances for vessels under construction (Note 4a)	31,654	12,241
Vessels, net (Note 4b)	136,292	353,946
Right of use assets from operating leases (Note 6)	45,222	0
Other fixed assets, net	548	655
Total fixed assets	213,716	366,842
OTHER NON CURRENT ASSETS:
Restricted cash (Note 6 and 7)	4,000	8,000
Investments in unconsolidated joint ventures (Note 17)	28,230	19,306
Deposit asset (Note 19)	2,000	0
Total non-current assets	34,230	27,306
Total assets	293,032	444,890
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	5,324	16,908
Debt related to vessels held for sale (Note 7)	0	29,977
Due to related parties (Note 5)	5,159	16,592
Accounts payable	2,544	4,460
Accrued liabilities	959	4,030
Unearned revenue	2,074	3,337
Current portion of derivative financial instruments (Note 14)	66	113
Short-term lease liability	9,288	0
Total current liabilities	25,414	75,417
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)	99,295	262,122
Long-term lease liability	33,805	0
Non-current portion of derivative financial instruments (Note 14)	0	1,594
Other non-current liabilities	300	0
Total non-current liabilities	133,400	263,716
COMMITMENTS AND CONTINGENCIES (Note 8)	0	0
Total liabilities	158,814	339,133
MEZZANINE EQUITY:
Preferred stock; 15,724 and 11,264 Series E Shares issued and outstanding at December 31, 2019 and 2020 with $0.01 par value (Note 16)	13,517	18,083
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2019 and 2020 (Note 9)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 347,813 and 39,831,972 shares issued and outstanding at December 31, 2019 and 2020 (Note 9)	398	3
Additional paid-in capital	465,672	411,583
Accumulated deficit	(345,370)	(322,552)
Accumulated other comprehensive income	0	(1,361)
Total stockholders’ equity	120,701	87,674
Total liabilities, mezzanine equity and stockholders’ equity	293,032	444,890
Series E Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred stock; 15,724 and 11,264 Series E Shares issued and outstanding at December 31, 2019 and 2020 with $0.01 par value (Note 16)	$ 13,517	$ 18,083